[LOGO]USAA(R)

                   USAA WORLD GROWTH Fund

                                                                       [GRAPHIC]

  A n n u a l    R e p o r t

--------------------------------------------------------------------------------
  May 31, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                             [GRAPHIC]
                   WITH THIS CHANGE IN EQUITY FUND
                   MANAGEMENT, COUPLED WITH USAA'S
[PHOTO]           OUTSTANDING SERVICE FROM A TRUSTED
                    ADVISER, WE THINK YOU WILL BE
                   WELL SERVED FOR YOUR STRONG AND
                  LONG-LASTING RELATIONSHIP WITH US.
                             [GRAPHIC]

--------------------------------------------------------------------------------

                 USAA Investment Management Company (USAA) is committed to delivering world-class investment performance to you, our members and shareholders. After a thorough review of how we can deliver better investment products to you, the management team made a proposal to your USAA Mutual Fund Board of Directors. We recommended that a team of today's most talented asset management firms manage USAA's equity mutual funds. The board approved our recommendation, agreeing that using best-in-class asset managers would best serve the needs of our shareholders. This new team will join our skilled team of fixed-income managers in managing your funds.

                 The potential benefits to you as a shareholder are significant. Your equity assets will now be managed by a team of asset managers who have long-term proven track records. Their performance records show that they have consistently beaten their benchmark targets, as well as the vast majority of other investment managers. This change in equity asset managers has also increased the breadth and depth of the investment professionals who are working on your behalf. The overall number of traders has risen thirteenfold, analysts worldwide have increased tenfold, and you now have 3 1/2 times as many portfolio managers overseeing your funds.

                 The new equity managers were selected only after an extensive search of the most successful asset management firms in the country. Our stringent evaluations included quantitative criteria such as the stability of the organization, a clearly defined investment decision-making process that was repeatable in all market conditions, and

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                 defined risk controls. We also applied qualitative criteria such as the managers' performance over the long term in relation to appropriate market indices and to other managers in their peer groups. Furthermore, we ensured that each manager shared USAA's vision of delivering above-average, consistent performance. We selected management teams who were able to beat their benchmarks in up and down markets. For us, that ability defines world class.

                 We believe that you'll be pleased with the quality of the investment team that we've assembled. In fact, we think we have one of the strongest teams in the country for all of our mutual funds, including fixed income and money markets. Of course, as always, USAA will continue to set portfolio policy, and we will diligently monitor our management teams to ensure that your best interests are being served. For more information on your mutual funds and their portfolio management teams, please visit USAA.COM.

                 Today's markets are uncertain. Rest assured that we will continue to bring you managers with a track record of consistent, above-average performance and low overall fund expenses. And, if you are apprehensive about the market environment, please give us a call to discuss your investment plan and re-examine your portfolio.

                 With this change in equity fund management, coupled with USAA's outstanding service from a trusted adviser, we think you will be well served for your strong and long-lasting relationship with us. I'd like to take this opportunity to thank you once again for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. REFERENCES TO PERFORMANCE MAY REPRESENT A FIRM'S COMPOSITE PORTFOLIO PERFORMANCE, WHICH IS NOT NECESSARILY REPRESENTATIVE OF MUTUAL FUND PERFORMANCE.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

Table of CONTENTS
--------------------------------------------------------------------------------
INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                    1

FINANCIAL INFORMATION

   Distributions to Shareholders                                             10

   Independent Auditors' Report                                              11

   Portfolio of Investments                                                  12

   Notes to Portfolio of Investments                                         25

   Financial Statements                                                      26

   Notes to Financial Statements                                             29

DIRECTORS' INFORMATION                                                       41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA WORLD GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------
                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------
                 Invests principally in a mix of foreign and domestic equity securities.

--------------------------------------------------------------------------------
                                               5/31/02              5/31/01
--------------------------------------------------------------------------------
Net Assets                                  $276.0 Million       $320.3 Million
Net Asset Value Per Share                       $14.42               $15.90

--------------------------------------------------------------------------------
              Average Annual Total Returns as of 5/31/02
--------------------------------------------------------------------------------
1 YEAR                      5 YEARS                 SINCE INCEPTION ON 10/1/92
-8.79%                       1.50%                             7.69%

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

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                        OVERVIEW


                     CUMULATIVE PERFORMANCE COMPARISON
                     ---------------------------------

                                 [CHART]


             USAA WORLD     MSCI-WORLD     LIPPER GLOBAL   LIPPER GLOBAL
            GROWTH FUND        INDEX       FUNDS AVERAGE    FUNDS INDEX
            -----------     ----------     -------------   -------------

             10,000.00       10,000.00       10,000.00       10,000.00
Oct-92        9,930.00        9,725.93        9,917.33        9,893.18
Nov-92       10,140.00        9,896.87       10,117.24       10,048.46
Dec-92       10,290.00        9,973.74       10,272.24       10,183.22
Jan-93       10,350.00       10,004.11       10,349.31       10,259.62
Feb-93       10,400.00       10,238.10       10,449.42       10,401.81
Mar-93       10,840.00       10,828.66       10,919.41       10,855.97
Apr-93       10,980.00       11,327.54       11,131.39       11,090.48
May-93       11,260.00       11,585.60       11,477.03       11,404.92
Jun-93       11,050.00       11,485.42       11,326.41       11,286.08
Jul-93       11,170.00       11,719.06       11,556.72       11,530.49
Aug-93       11,780.00       12,253.35       12,282.74       12,219.51
Sep-93       11,800.00       12,024.03       12,382.63       12,272.92
Oct-93       12,220.00       12,352.48       12,957.29       12,826.47
Nov-93       11,859.46       11,650.82       12,658.96       12,496.82
Dec-93       12,763.26       12,218.08       13,725.70       13,519.03
Jan-94       13,466.74       13,021.08       14,327.46       14,165.96
Feb-94       13,245.65       12,849.69       14,019.30       13,835.60
Mar-94       12,572.31       12,292.84       13,377.97       13,190.44
Apr-94       12,713.01       12,669.97       13,577.96       13,393.11
May-94       12,773.31       12,699.69       13,580.15       13,393.11
Jun-94       12,582.36       12,661.52       13,310.66       13,075.83
Jul-94       12,887.06       12,899.33       13,703.71       13,509.13
Aug-94       13,510.96       13,284.86       14,218.72       14,067.98
Sep-94       13,347.31       12,932.87       13,985.92       13,818.62
Oct-94       13,500.73       13,297.78       14,227.06       14,037.92
Nov-94       12,885.44       12,718.09       13,563.46       13,378.96
Dec-94       12,844.34       12,838.27       13,422.79       13,222.27
Jan-95       12,155.88       12,642.48       13,029.77       12,785.44
Feb-95       12,166.16       12,823.72       13,280.43       12,930.81
Mar-95       12,474.42       13,438.70       13,639.51       13,199.28
Apr-95       12,926.54       13,903.94       14,085.29       13,629.74
May-95       13,317.01       14,019.73       14,406.82       13,926.14
Jun-95       13,573.89       14,012.27       14,625.16       14,190.36
Jul-95       14,252.11       14,710.21       15,383.47       14,886.10
Aug-95       14,056.17       14,379.32       15,152.79       14,705.36
Sep-95       14,210.86       14,795.02       15,435.57       14,978.42
Oct-95       13,880.86       14,558.90       15,121.66       14,619.05
Nov-95       14,114.25       15,061.24       15,377.90       14,863.47
Dec-95       14,494.32       15,498.40       15,633.14       15,152.80
Jan-96       14,904.54       15,775.56       16,060.40       15,599.88
Feb-96       15,167.50       15,868.40       16,228.72       15,764.00
Mar-96       15,504.08       16,129.17       16,482.26       16,005.80
Apr-96       16,156.22       16,505.13       16,991.68       16,536.43
May-96       16,303.48       16,516.09       17,136.09       16,684.40
Jun-96       16,303.48       16,596.29       17,103.72       16,640.19
Jul-96       15,438.81       16,006.43       16,384.35       15,917.26
Aug-96       15,908.31       16,187.09       16,753.84       16,325.33
Sep-96       16,312.29       16,817.51       17,260.82       16,785.25
Oct-96       16,257.70       16,931.58       17,303.73       16,789.42
Nov-96       17,172.06       17,877.06       18,176.31       17,583.38
Dec-96       17,260.31       17,587.41       18,213.98       17,611.37
Jan-97       17,914.62       17,796.06       18,629.00       18,005.57
Feb-97       17,914.62       17,997.42       18,774.58       18,115.48
Mar-97       17,734.12       17,638.06       18,498.97       17,898.76
Apr-97       17,959.75       18,211.24       18,800.27       18,125.89
May-97       18,997.62       19,331.98       19,929.11       19,233.71
Jun-97       19,866.28       20,292.85       20,757.05       20,059.34
Jul-97       20,771.40       21,224.16       21,826.48       21,061.47
Aug-97       19,759.01       19,801.02       20,511.43       19,895.16
Sep-97       20,945.95       20,873.41       21,777.19       21,130.05
Oct-97       19,689.19       19,771.45       20,274.76       19,800.51
Nov-97       19,281.91       20,117.96       20,349.82       19,841.89
Dec-97       19,481.01       20,359.77       20,581.65       20,074.47
Jan-98       19,505.07       20,923.78       20,803.42       20,299.76
Feb-98       20,973.07       22,335.77       22,269.89       21,670.05
Mar-98       22,152.28       23,275.50       23,380.24       22,760.58
Apr-98       22,525.29       23,499.45       23,763.16       23,092.21
May-98       22,092.11       23,201.44       23,545.25       22,894.30
Jun-98       21,995.85       23,748.55       23,718.11       22,965.54
Jul-98       21,650.34       23,706.92       23,786.12       22,975.29
Aug-98       17,965.18       20,541.98       20,209.47       19,628.96
Sep-98       17,828.23       20,901.76       20,246.90       19,640.32
Oct-98       19,309.77       22,787.69       21,439.73       20,940.48
Nov-98       20,181.26       24,139.28       22,685.98       22,094.05
Dec-98       21,500.94       25,314.94       23,713.28       23,011.94
Jan-99       22,185.69       25,865.58       24,147.84       23,492.69
Feb-99       21,451.14       25,173.84       23,398.78       22,815.06
Mar-99       22,359.99       26,218.31       24,201.99       23,598.24
Apr-99       23,144.33       27,248.19       25,230.20       24,668.83
May-99       22,546.73       26,248.84       24,395.72       23,943.52
Jun-99       23,816.62       27,469.44       25,695.77       25,149.93
Jul-99       24,054.71       27,383.33       25,662.64       25,217.53
Aug-99       24,197.35       27,330.93       25,688.56       25,191.18
Sep-99       23,834.26       27,062.20       25,483.86       24,972.51
Oct-99       24,560.44       28,465.18       26,637.85       25,944.29
Nov-99       25,844.22       29,262.28       28,622.70       27,686.71
Dec-99       28,108.90       31,627.18       31,873.13       30,763.23
Jan-00       26,928.76       29,812.37       30,387.67       29,561.55
Feb-00       28,108.90       29,889.20       32,500.00       31,389.74
Mar-00       29,262.23       31,951.39       33,187.62       32,171.45
Apr-00       28,296.65       30,596.75       31,261.55       30,566.19
May-00       27,639.53       29,818.49       30,028.64       29,657.58
Jun-00       28,819.67       30,818.84       31,308.58       30,831.88
Jul-00       27,852.44       29,947.57       30,596.77       30,207.10
Aug-00       28,896.55       30,918.01       31,828.73       31,433.57
Sep-00       26,977.64       29,270.38       30,050.75       29,762.68
Oct-00       25,933.53       28,776.37       29,211.02       29,037.73
Nov-00       24,071.05       27,025.62       27,425.13       27,345.35
Dec-00       24,959.96       27,459.24       28,186.18       28,147.50
Jan-01       25,651.33       27,988.01       28,494.93       28,613.62
Feb-01       23,041.05       25,619.59       26,297.17       26,516.87
Mar-01       21,136.25       23,932.52       24,389.77       24,674.98
Apr-01       22,998.72       25,696.69       26,134.89       26,366.11
May-01       22,434.34       25,361.84       25,919.79       26,205.47
Jun-01       21,742.96       24,563.65       25,175.13       25,468.87
Jul-01       21,390.22       24,235.32       24,521.67       24,837.43
Aug-01       20,600.08       23,068.48       23,440.36       23,850.99
Sep-01       18,554.18       21,032.70       21,235.59       21,622.89
Oct-01       19,189.12       21,434.32       21,828.96       22,161.39
Nov-01       20,332.00       22,699.12       23,149.24       23,370.06
Dec-01       20,590.86       22,839.52       23,517.64       23,710.08
Jan-02       19,980.66       22,145.26       22,816.14       22,991.60
Feb-02       19,952.28       21,950.49       22,635.89       22,855.84
Mar-02       20,959.82       22,961.37       23,697.16       23,938.60
Apr-02       20,406.38       22,138.45       23,074.27       23,357.97
May-02       20,463.14       22,175.36       23,075.93       23,410.89



                 DATA SINCE INCEPTION ON 10/1/92 THROUGH 5/31/02.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

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                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund to the following benchmarks:

                 o The Morgan Stanley Capital International (MSCI) World Index,
                   an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

                 o The Lipper Global Funds Average, an average performance
                   level of all global funds, reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Global Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Global Funds category.

4

M A N A G E R S '
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

                        From left to right: Albert C. Sebastian, CFA
                        (Foreign Securities);
[PHOTO]
                        Kevin P. Moore (Foreign Securities); and

                        William Van Arnum, CFA (Domestic Securities).

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 ALBERT SEBASTIAN: The USAA World Growth Fund had a total return of -8.79% for the year ended May 31, 2002, compared to an average total return of -11.22% for the Lipper Global Funds category and -12.56% for the Morgan Stanley Capital International (MSCI) World Index.

WHAT FACTORS CONTRIBUTED TO PERFORMANCE RELATIVE TO OTHER GLOBAL FUNDS AND THE MSCI WORLD INDEX?

                 ALBERT SEBASTIAN: While we benefited from an underweight position in U.S. equities, the biggest factor was good individual stock selection in Europe, particularly within the energy and consumer staples sectors. We were also helped by underweighting the Fund in European telecommunications stocks and by avoiding wireless telecommunications companies, which performed poorly. Another positive driver of performance

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER AVERAGE AND MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX DEFINITIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 was our exposure to Canada, where Canadian National Railway, the largest holding in the Fund, was the largest single contributor to performance. In Japan, we were underweight most of the year.

WHAT ABOUT THE EMERGING MARKETS SECTOR?

                 KEVIN MOORE: Our exposure to emerging markets helped overall performance. Not only did we have good stock selection, but we increased the Fund's emerging markets exposure in December, which proved to be a good move because these markets subsequently did quite well. In the aftermath of September 11, 2001, we positioned the Fund based on our view that emerging markets were oversold and that three fundamental factors would drive performance: 1) the considerable reduction in interest rates, particularly in the Pacific region; 2) the restructuring of the Russian oil industry; and 3) a belief that the global economy had bottomed.

WHAT IMPACT DID HOLDINGS IN THE UNITED STATES HAVE?

                 WILLIAM VAN ARNUM: U.S. holdings hurt overall performance. In addition to the September 11 terrorist attacks, the market struggled with concerns about world events, accounting irregularities, the pace of economic recovery, and the downturn in earnings and corporate spending. Our holdings in traditional defensive sectors related to consumer spending helped, but exposure to growth-oriented sectors such as technology and telecommunications was a negative performance factor. The Fund was positioned for an improving economy, and although

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-24.

6

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 business conditions have improved, we've yet to see the better earnings necessary for growth-oriented stocks to recover. Typically, during an economic recovery, the stock market is willing to look ahead and price stocks based on future earnings, but the combination of continuing accounting concerns, low corporate spending, and valuation issues has stood in the way of improvement so far in 2002.

WHAT'S YOUR OUTLOOK?

                 WILLIAM VAN ARNUM: In the United States, we continue to be positioned for an improving economy. The major themes we're focused on include an improving property-casualty insurance underwriting cycle, a better advertising environment, the continuing need for Americans to save for retirement, and new growth opportunities for cable services. We are carefully selecting stocks in these areas, focusing on companies with quality management teams that, we believe, are free of accounting problems and that have the potential to deliver earnings and cash flow growth. We expect to remain underweight in certain traditional defensive sectors such as energy, consumer staples, and utilities, and we look for the U.S. equity allocation to perform well as investor confidence is restored.

                 KEVIN MOORE: Within emerging markets, the underlying themes that have driven recent performance are still in place. In addition, we continue to look to take advantage of restructuring and are seeing opportunities today in Turkey, Brazil, and Indonesia.

                 ALBERT SEBASTIAN: We continue to view Europe and Canada favorably because their economies should recover in line with the United States. We are less positive about Japan because of the high level of debt in the banking system, which has not been adequately disclosed. However, we do find some attractive

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 opportunities in Japan on a stock-by-stock basis. The key to international stock performance in the short term will be a resumption of global economic growth and an improving earnings outlook.

                 On behalf of your management team, thank you for your continued confidence in us.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

8

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

-------------------------------------------------
                TOP 10 INDUSTRIES
                (% of Net Assets)
-------------------------------------------------
Pharmaceuticals                           10.2%

Banks                                      9.0%

Integrated Oil & Gas                       5.5%

Diversified Financial Services             5.2%

Integrated Telecommunication Svcs.         3.6%

Railroads                                  3.0%

Specialty Chemicals                        3.0%

Semiconductors                             2.7%

Broadcasting & Cable TV                    2.6%

Telecommunication Equipment                2.4%
-------------------------------------------------

-------------------------------------------------
           TOP 10 EQUITY HOLDINGS
             (% of Net Assets)
-------------------------------------------------
Canadian National Railway Co.             2.2%

Nordea AB                                 1.7%

Microsoft Corp.                           1.5%

Comcast Corp. "A"                         1.4%

Dell Computer Corp.                       1.4%

Reckitt Benckiser plc                     1.4%

Royal Bank Scotland Group plc             1.4%

Akzo Nobel N.V.                           1.3%

Koninklijke Philips Electronics N.V.      1.3%

Total Fina S.A. ADR                       1.3%
-------------------------------------------------

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-24.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

                     ASSET ALLOCATION
                         5/31/02

                         [CHART]

Canada                                          6.7%
Japan                                           7.4%
France                                          5.1%
Sweden                                          4.0%
Netherlands                                     6.3%
Italy                                           3.1%
United Kingdom                                 10.7%
United States                                  35.1%
Other*                                         21.1%

         *Includes countries with less than 3% of the portfolio and money market instruments.

       PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-24.

10

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA WORLD GROWTH FUND

                 The following per share information describes the federal tax treatment of distributions made during the fiscal year ended May 31, 2002. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2003.

                 The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. Per share foreign gross income earned and foreign taxes paid during the fiscal year by the Fund are $.07 and $.03, respectively.

                 Ordinary income *                        $.0719
                 Long-term capital gains                   .0096
                                                          ------
                        Total                             $.0815
                                                          ======

                 42.53% of ordinary income distributions qualifies for deduction by corporations.

            * INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY, WHICH
              ARE TAXABLE AS ORDINARY INCOME.

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]
KPMG

THE SHAREHOLDERS AND BOARD OF TRUSTEES

                 USAA WORLD GROWTH FUND

                 We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA World Growth Fund, a series of the USAA Investment Trust, as of May 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 11 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA World Growth Fund as of May 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                   /s/ KPMG LLP

                 San Antonio, Texas
                 July 5, 2002

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May 31, 2002

                                                                                             MARKET
     NUMBER                                                                                   VALUE
  OF SHARES    SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               INTERNATIONAL STOCKS (63.6%)

               AUSTRIA (0.7%)
     21,400    Boehler Uddeholm AG                                                         $    993
      8,500    VA Technologie AG                                                                266
     23,883    Vienna Airport (Flughafen Wien AG)                                               790
                                                                                           --------
                                                                                              2,049
                                                                                           --------
               BRAZIL (0.6%)
      4,900    Aracruz Celulose S.A. ADR (Preferred)                                            108
      9,000    Brasil Telecom Participacoes S.A. ADR (Preferred)                                308
      4,200    Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preferred)          88
      5,300    Companhia de Bebidas das Americas ADR (Preferred)                                100
      8,600    Companhia de Concessoes Rodoviarias *                                             55
      9,000    Companhia Paranaense de Energia-Copel ADR (Preferred)                             51
      8,300    Companhia Vale do Rio Doce (Preferred) "A"                                       245
      3,883    Embraer Empresa Brasileira de Aeronautica S.A. ADR (Preferred)                    92
     10,760    Petroleo Brasileiro S.A. (Preferred)                                             233
 10,600,000    Telemar Norte Leste S.A. (Preferred) "A"                                         227
     46,300    Usiminas Siderurgicas de Minas Gerais S.A. (Local) (Preferred) "A"               140
                                                                                           --------
                                                                                              1,647
                                                                                           --------
               CANADA (6.7%)
     30,300    Bank of Montreal                                                                 750
     15,200    BCE, Inc.                                                                        282
     61,300    Canadian Imperial Bank of Commerce                                             2,052
    122,300    Canadian National Railway Co.                                                  6,072
      7,500    Canadian Pacific Railway Ltd.                                                    171
     22,900    Celestica, Inc. *                                                                676
     40,000    Manulife Financial Corp.                                                       1,191
     70,100    Nexen, Inc.                                                                    1,795
     52,300    Sun Life Financial Services                                                    1,209
    166,200    Suncor Energy, Inc.                                                            2,895
     13,000    Talisman Energy, Inc.                                                            578
     26,800    Toronto-Dominion Bank                                                            680
                                                                                           --------
                                                                                             18,351
                                                                                           --------
               CHINA (0.0%)(a)
      9,100    AsiaInfo Holdings, Inc. *                                                        113
                                                                                           --------

               DENMARK (0.4%)
     43,000    TDC A/S                                                                        1,124
                                                                                           --------

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                  (Continued)

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May 31, 2002

                                                                                             MARKET
     NUMBER                                                                                   VALUE
  OF SHARES    SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               FINLAND (2.3%)
     93,677    Metso OYJ                                                                   $  1,313
    230,200    Nokia Corp. ADR                                                                3,195
     56,850    Perlos Corp.                                                                     377
    179,000    Sampo OYJ "A"                                                                  1,421
                                                                                           --------
                                                                                              6,306
                                                                                           --------
               FRANCE (5.1%)
      4,500    Accor S.A.                                                                       183
     42,009    Aventis S.A.                                                                   2,923
     48,105    CNP Assurances                                                                 1,896
     11,617    Eramet Group                                                                     418
     86,000    Gemplus International S.A. *                                                     121
     37,005    Renault S.A.                                                                   1,825
     17,700    Rhodia S.A.                                                                      165
     23,224    Technip-Coflexip S.A.                                                          2,809
     47,774    Total Fina S.A. ADR                                                            3,711
                                                                                           --------
                                                                                             14,051
                                                                                           --------
               GERMANY (2.9%)
     24,400    Bayerische Hypo Vereinsbank AG                                                   846
     34,800    Continental AG *                                                                 635
     54,750    E. On AG                                                                       2,852
      4,600    Epcos AG *                                                                       179
     35,300    Infineon Technologies AG *                                                       616
     39,700    Merck KGaA                                                                     1,123
     14,540    SAP AG                                                                         1,518
     10,900    SAP AG ADR                                                                       281
                                                                                           --------
                                                                                              8,050
                                                                                           --------
               HONG KONG (0.5%)
     69,000    China Mobile Ltd. *                                                              218
    135,000    China Resources Enterprise Ltd.                                                  157
    117,000    CITIC Pacific Ltd.                                                               265
    206,000    Giordano International Ltd.                                                      122
     59,600    Global Bio-chem Technology Group Co. Ltd.                                         23
     52,000    Hong Kong Electric Holdings Ltd.                                                 201
     14,000    HSBC Holdings plc                                                                170
     11,500    Hutchison Whampoa Ltd.                                                            96
     18,500    Swire Pacific Ltd. "A"                                                           102
                                                                                           --------
                                                                                              1,354
                                                                                           --------

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                  (Continued)

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May 31, 2002

                                                                                             MARKET
     NUMBER                                                                                   VALUE
  OF SHARES    SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               HUNGARY (0.1%)
      3,000    MOL Magyar Olaj - es Gazipari Rt.                                           $     59
     10,850    OTP Bank Rt.                                                                      94
                                                                                           --------
                                                                                                153
                                                                                           --------
               INDIA (0.2%)
      9,700    Dr. Reddy's Laboratories Ltd. ADR                                                192
     14,400    HDFC Bank Ltd. ADR                                                               214
                                                                                           --------
                                                                                                406
                                                                                           --------
               INDONESIA (0.2%)
    559,000    PT Bank Central Asia Tbk                                                         178
    445,400    PT Hanjaya Mandala Sampoerna Tbk                                                 234
    447,200    PT Telekomunikasi Tbk                                                            210
                                                                                           --------
                                                                                                622
                                                                                           --------
               ISRAEL (0.1%)
      3,000    Teva Pharmaceutical Industries Ltd. ADR                                          201
                                                                                           --------

               ITALY (3.1%)
     25,000    ENI S.p.A.                                                                       381
     47,000    ENI S.p.A. ADR                                                                 3,581
    224,500    Italgas S.p.A.                                                                 2,262
     59,900    Snam Rete Gas S.p.A.                                                             172
    402,400    Telecom Italia S.p.A. Savings                                                  2,146
                                                                                           --------
                                                                                              8,542
                                                                                           --------
               JAPAN (7.4%)
     32,000    Daibiru Corp.                                                                    196
     79,000    Fujitsu Ltd.                                                                     579
     32,000    Ito-Yokado Co. Ltd.                                                            1,702
     12,200    Meitec Corp.                                                                     408
    101,000    Mitsui Fudosan Co. Ltd.                                                          940
     10,300    Murata Manufacturing Co. Ltd.                                                    714
    103,000    Nikko Cordial Corp.                                                              619
        456    Nippon Telegraph & Telephone Corp. (NTT)                                       2,083
        440    NTT Docomo, Inc.                                                               1,191
     25,400    Paris Miki, Inc.                                                                 545
     27,950    Sanix, Inc.                                                                      795
     31,900    Shin-Etsu Chemical Co. Ltd.                                                    1,285
     29,600    Sony Corp.                                                                     1,717
    209,000    Sumitomo Corp.                                                                 1,382
     55,000    Sumitomo Electric Industries Ltd.                                                435

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                  (Continued)

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May 31, 2002

                                                                                             MARKET
     NUMBER                                                                                   VALUE
  OF SHARES   SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
    46,000    Suzuki Motor Corp                                                            $    577
    73,000    Takeda Chemical Industries Ltd.                                                 3,288
       443    West Japan Railway Co.                                                          1,992
                                                                                           --------
                                                                                             20,448
                                                                                           --------
              KOREA (1.4%)
    27,000    Chohung Bank *                                                                    135
     8,200    Daishin Securities Co.                                                            153
     8,000    Hana Bank                                                                         120
     2,700    Hanil Cement Co. Ltd.                                                              95
    10,900    Honam Petrochemical Corp.                                                         196
     6,700    Kookmin Bank                                                                      346
    12,000    Korea Electric Power Corp.                                                        249
    10,000    KT Corp. ADR                                                                      237
     3,500    KT Freetel *                                                                      120
     3,100    POSCO                                                                             356
     3,900    Samsung Electro Mechanics Co. Ltd.                                                230
     2,500    Samsung Electronics Co. Ltd.                                                      704
     2,200    Samsung Fire & Marine Insurance Co. Ltd.                                          134
    59,000    Samsung Heavy Industries Co. Ltd. *                                               210
     2,900    Samsung SDI Co. Ltd.                                                              229
     1,200    Shinsegae Co. Ltd.                                                                177
     9,100    SK Telecom Co. Ltd. ADR                                                           226
                                                                                           --------
                                                                                              3,917
                                                                                           --------
              MALAYSIA (0.4%)
    39,300    Genting Bhd                                                                       155
   114,000    IJM Corp. Bhd                                                                     162
    89,000    Perusahaan Otomobil Nasional Bhd                                                  250
   192,000    Public Bank Bhd (Local)                                                           156
   104,000    Resorts World Bhd                                                                 282
                                                                                           --------
                                                                                              1,005
                                                                                           --------
              MEXICO (0.5%)
    63,000    Alfa S.A. "A" *                                                                   120
    10,900    America Movil S.A. de C.V. ADR "L"                                                191
     3,400    Cemex S.A. de C.V. ADR                                                            102
     3,300    Fomento Economico Mexicano S.A. de C.V. ADR                                       140
   102,400    Grupo Financiero Banorte S.A. de C.V. "O" *                                       262
   201,600    Grupo Financiero BBVA Bancomer S.A. de C.V. "O" *                                 174
    59,500    Grupo Modelo S.A. de C.V. "C"                                                     149

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                  (Continued)

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May 31, 2002

                                                                                             MARKET
     NUMBER                                                                                   VALUE
  OF SHARES    SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
      1,100    Grupo Televisa S.A. de C.V. ADR *                                           $     46
      5,600    Telefonos de Mexico S.A. de C.V. ADR "L"                                         195
                                                                                           --------
                                                                                              1,379
                                                                                           --------
               NETHERLANDS (6.3%)
     80,400    Akzo Nobel N.V.                                                                3,623
     56,800    Fortis NL N.V.                                                                 1,284
     26,500    Gucci Group N.V.                                                               2,625
    125,100    ING Groep N.V.                                                                 3,308
      9,400    Koninklijke Ahold N.V.                                                           201
     71,879    Koninklijke KPN N.V. *                                                           316
    118,691    Koninklijke Philips Electronics N.V.                                           3,632
     21,200    Oce-van der Grinten N.V.                                                         253
     94,900    Versatel Telecom International N.V. *                                             31
     31,600    VNU N.V.                                                                         980
     64,700    Vopak Kon N.V.                                                                 1,215
                                                                                           --------
                                                                                             17,468
                                                                                           --------
               NORWAY (1.1%)
    125,000    DNB Holdings ASA                                                                 648
    123,998    Statoil ASA                                                                    1,069
    222,000    Storebrand ASA *                                                               1,443
                                                                                           --------
                                                                                              3,160
                                                                                           --------
               PORTUGAL (1.7%)
    403,152    Banco Comercial Portugues S.A.                                                 1,374
    286,000    Brisa-Auto Estrada de Portugal S.A.                                            1,555
    154,830    Portugal Telecom S.A. ADR                                                      1,123
    105,136    Vodafone Telecel-Comunicacoes Pessoais S.A. *                                    683
                                                                                           --------
                                                                                              4,735
                                                                                           --------
               RUSSIA (0.5%)
      4,300    LUKoil Holdings ADR                                                              300
      2,000    Mobile TeleSystems ADR                                                            64
      2,800    Norilsk Nickel *                                                                  65
      5,600    OAO Gazprom ADR                                                                   97
     60,150    Sibneft *                                                                        111
      8,800    Surgutneftegaz ADR                                                               188
    971,900    Unified Energy Systems *                                                         131
     36,380    YUKOS Oil Co.                                                                    375
                                                                                           --------
                                                                                              1,331
                                                                                           --------

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                  (Continued)

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May 31, 2002

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES    SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              SINGAPORE (0.3%)
    52,000    City Developments Ltd.                                                       $    172
   176,800    SembCorp Industries Ltd.                                                          140
    85,300    SembCorp Logistics Ltd.                                                           100
    24,000    United Overseas Bank Ltd.                                                         197
    16,000    Venture Corp. Ltd.                                                                145
   232,000    Want Want Holdings Ltd.                                                           186
                                                                                           --------
                                                                                                940
                                                                                           --------
              SOUTH AFRICA (0.5%)
    25,700    ABSA Group Ltd.                                                                    84
     3,900    Anglo American Platinum Corp.                                                     190
    12,600    Anglo American plc                                                                231
     7,000    Gold Fields Ltd. ADR                                                               98
     6,500    Harmony Gold Mining Co. Ltd.                                                      102
     4,300    Impala Platinum Holdings Ltd.                                                     281
     5,100    Sappi Ltd.                                                                         74
    18,600    SASOL Ltd.                                                                        207
     8,200    South African Breweries plc                                                        69
    39,000    Standard Bank Investment Corp. Ltd.                                               136
                                                                                           --------
                                                                                              1,472
                                                                                           --------
              SPAIN (2.5%)
   115,937    Altadis S.A.                                                                    2,493
   181,193    Banco Bilbao Vizcaya Argentaria S.A.                                            2,185
    66,550    Repsol YPF S.A.                                                                   782
    43,325    Telefonica de Espana S.A. ADR *                                                 1,360
                                                                                           --------
                                                                                              6,820
                                                                                           --------
              SWEDEN (4.0%)
   109,000    Autoliv, Inc. GDR                                                               2,545
   837,940    Nordea AB                                                                       4,815
    73,280    Skandinaviska Enskilda Banken "A"                                                 729
   361,886    Swedish Match AB                                                                2,878
                                                                                           --------
                                                                                             10,967
                                                                                           --------
              SWITZERLAND (2.2%)
    54,160    Novartis AG                                                                     2,323
     2,880    Sulzer AG *                                                                       651
    48,222    Syngenta AG                                                                     3,043
                                                                                           --------
                                                                                              6,017
                                                                                           --------

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                  (Continued)

USAA WORLD GROWTH FUND
May 31, 2002

                                                                                             MARKET
     NUMBER                                                                                   VALUE
  OF SHARES    SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               TAIWAN (0.9%)
     33,000    Accton Technology Corp. *                                                   $     67
    198,000    Advanced Semiconductor Engineering, Inc. *                                       161
     77,000    Benq Corp.                                                                       164
    245,000    Chinatrust Financial Holding Co. Ltd. *                                          227
    115,000    Formosa Chemicals & Fibre Corp.                                                  112
    138,000    Fubon Financial Holding Co. Ltd. *                                               141
     21,000    Hon Hai Precision Industry Co. Ltd.                                               96
    216,000    Nan Ya Plastic Corp.                                                             207
    235,000    Pou Chen Corp. *                                                                 214
    350,109    SinoPac Holdings Co. *                                                           164
    162,860    Taiwan Semiconductor Manufacturing Co. *                                         410
     93,000    Unimicron Technology Corp.                                                       101
    290,000    United Microelectronics Corp. *                                                  386
    148,000    Winbond Electronics Corp. *                                                       83
                                                                                           --------
                                                                                              2,533
                                                                                           --------
               THAILAND (0.2%)
    130,100    Bangkok Bank Public Co. Ltd. (Foreign) *                                         228
    274,000    Bangkok Expressway Public Co. Ltd.                                               120
     61,700    Land & Houses Public Co. Ltd. *                                                  132
     37,700    PTT Exploration & Production Public Co. Ltd.                                     114
                                                                                           --------
                                                                                                594
                                                                                           --------
               TURKEY (0.1%)
 11,840,000    Arcelik A.S.                                                                      72
  1,100,000    Enka Holding Yatrim A.S.                                                          72
 26,784,000    Hurriyet Gazetecilik ve Matbaacilik A.S. *                                        74
 22,554,807    Trakya Cam Sanayii A.S.                                                           60
 12,400,000    Turkiye Is Bankasi "C" *                                                          53
                                                                                           --------
                                                                                                331
                                                                                           --------
               UNITED KINGDOM (10.7%)
     40,900    AstraZeneca Group plc                                                          1,798
    469,400    BHP Billiton plc                                                               2,677
     29,000    BOC Group plc                                                                    452
    134,500    Cable & Wireless plc                                                             413
    319,900    Cadbury Schweppes plc                                                          2,339
    123,786    Celltech Group plc *                                                           1,246
    179,600    CGNU plc                                                                       1,679
    725,000    Cookson Group plc                                                                896
    400,000    Corporate Services Group plc *                                                   225
     33,100    GlaxoSmithkline plc ADR                                                        1,349

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                  (Continued)

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May 31, 2002

                                                                                             MARKET
   NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
  184,300    HBOS plc                                                                      $  2,229
  375,000    Old Mutual plc                                                                     592
  213,000    Reckitt Benckiser plc                                                            3,776
  179,186    Reuters Group plc                                                                1,223
  132,800    Royal Bank Scotland Group plc                                                    3,865
  116,000    Safeway plc                                                                        517
  423,700    Tomkins plc                                                                      1,621
   23,000    Vodafone Group plc ADR                                                             343
  214,722    WPP Group plc                                                                    2,236
                                                                                           --------
                                                                                             29,476
                                                                                           --------
             Total international stocks (cost: $146,268)                                    175,562
                                                                                           --------

             U.S. STOCKS (35.1%)

             ADVERTISING (0.4%)
   13,000    Omnicom Group, Inc.                                                              1,123
                                                                                           --------

             AEROSPACE & DEFENSE (0.2%)
    5,500    General Dynamics Corp.                                                             553
                                                                                           --------

             ALTERNATIVE CARRIERS (0.1%)
   56,000    Level 3 Communications, Inc. *                                                     252
                                                                                           --------

             BANKS (0.8%)
   42,000    Northern Trust Corp.                                                             2,176
                                                                                           --------

             BIOTECHNOLOGY (0.3%)
   11,000    Genentech, Inc. *                                                                  390
    5,000    Human Genome Sciences, Inc. *                                                       86
   12,000    IDEC Pharmaceuticals Corp. *                                                       515
                                                                                           --------
                                                                                                991
                                                                                           --------
             BREWERS (0.4%)
   24,000    Anheuser-Busch Companies, Inc.                                                   1,239
                                                                                           --------

             BROADCASTING & CABLE TV (2.6%)
   60,000    Clear Channel Communications, Inc. *                                             3,194
  139,000    Comcast Corp. "A" *                                                              3,914
                                                                                           --------
                                                                                              7,108
                                                                                           --------

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May 31, 2002

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES    SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              BUILDING PRODUCTS (0.2%)
     7,000    American Standard Companies, Inc. *                                          $    528
                                                                                           --------
              COMPUTER & ELECTRONIC RETAIL (0.7%)
    42,000    Best Buy Co., Inc. *                                                            1,940
                                                                                           --------
              COMPUTER HARDWARE (1.7%)
   142,000    Dell Computer Corp. *                                                           3,813
     9,000    IBM Corp.                                                                         724
    93,900    Palm, Inc. *                                                                      149
                                                                                           --------
                                                                                              4,686
                                                                                           --------
              CONSTRUCTION MATERIALS (0.5%)
    31,000    Vulcan Materials Co.                                                            1,483
                                                                                           --------
              DATA PROCESSING SERVICES (1.3%)
    21,000    Automatic Data Processing, Inc.                                                 1,090
    33,000    First Data Corp.                                                                2,614
                                                                                           --------
                                                                                              3,704
                                                                                           --------
              DIVERSIFIED CHEMICALS (0.3%)
    28,900    Dow Chemical Co.                                                                  964
                                                                                           --------

              DIVERSIFIED FINANCIAL SERVICES (1.2%)
    93,000    Charles Schwab Corp.                                                            1,125
     6,900    Moody's Corp.                                                                     332
    39,000    Morgan Stanley Dean Witter & Co.                                                1,773
                                                                                           --------
                                                                                              3,230
                                                                                           --------
              DRUG RETAIL (0.4%)
    27,000    Walgreen Co.                                                                    1,033
                                                                                           --------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
    70,453    Solectron Corp. *                                                                 569
                                                                                           --------
              ENVIRONMENTAL SERVICES (0.6%)
    77,000    Republic Services, Inc. *                                                       1,619
                                                                                           --------
              FOOD RETAIL (0.4%)
    25,000    Safeway, Inc. *                                                                 1,016
                                                                                           --------

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                  (Continued)

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May 31, 2002

                                                                                             MARKET
   NUMBER                                                                                     VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              GENERAL MERCHANDISE STORES (1.1%)
  55,000      Wal-Mart Stores, Inc.                                                        $  2,975
                                                                                           --------
              HEALTH CARE EQUIPMENT (0.6%)
  15,000      Baxter International, Inc.                                                        806
  16,000      Medtronic, Inc.                                                                   738
                                                                                           --------
                                                                                              1,544
                                                                                           --------
              HEALTH CARE FACILITIES (0.2%)
   7,000      Tenet Healthcare Corp. *                                                          521
                                                                                           --------
              HOTELS, RESORTS & CRUISE LINES (1.0%)
  76,000      Starwood Hotels & Resorts Worldwide, Inc.                                       2,690
                                                                                           --------
              HOUSEHOLD PRODUCTS (0.5%)
  25,000      Colgate-Palmolive Co.                                                           1,355
                                                                                           --------
              INDUSTRIAL CONGLOMERATES (0.4%)
  10,000      3M Co.                                                                          1,254
                                                                                           --------
              INDUSTRIAL MACHINERY (1.2%)
   5,600      Manitowoc Co., Inc.                                                               221
  23,000      SPX Corp. *                                                                     3,162
                                                                                           --------
                                                                                              3,383
                                                                                           --------
              INFORMATION TECHNOLOGY CONSULTING & SERVICES (0.2%)
  10,000      Affiliated Computer Services, Inc. "A" *                                          556
                                                                                           --------
              INSURANCE BROKERS (0.8%)
  22,000      Marsh & McLennan Companies, Inc.                                                2,220
                                                                                           --------
              INTEGRATED OIL & GAS (0.4%)
  27,000      Exxon Mobil Corp.                                                               1,078
                                                                                           --------
              MOVIES & ENTERTAINMENT (0.4%)
  63,000      AOL Time Warner, Inc. *                                                         1,178
                                                                                           --------
              MULTI-LINE INSURANCE (0.7%)
  28,000      American International Group, Inc.                                              1,875
                                                                                           --------

22

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (Continued)

USAA WORLD GROWTH FUND
May 31, 2002

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               NETWORKING EQUIPMENT (0.3%)
    51,000     Cisco Systems, Inc. *                                                       $    805
                                                                                           --------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    10,000     Anadarko Petroleum Corp.                                                         508
                                                                                           --------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
    17,000     Baker Hughes, Inc.                                                               623
                                                                                           --------
               PACKAGED FOODS & MEAT (0.4%)
    18,000     Wrigley, Wm. Jr. Co.                                                           1,032
                                                                                           --------
               PAPER PACKAGING (0.9%)
    54,000     Sealed Air Corp. *                                                             2,416
                                                                                           --------
               PERSONAL PRODUCTS (0.5%)
    37,000     Gillette Co.                                                                   1,316
                                                                                           --------
               PHARMACEUTICALS (4.9%)
    20,000     Abbott Laboratories                                                              950
    21,000     Allergan, Inc.                                                                 1,325
    51,000     Bristol-Myers Squibb Co.                                                       1,587
    15,000     Eli Lilly & Co.                                                                  971
    34,000     Johnson & Johnson, Inc.                                                        2,086
    26,000     Merck & Co., Inc.                                                              1,485
    85,000     Pfizer, Inc.                                                                   2,941
    41,000     Wyeth                                                                          2,275
                                                                                           --------
                                                                                             13,620
                                                                                           --------
               PROPERTY & CASUALTY INSURANCE (1.3%)
        37     Berkshire Hathaway, Inc. "A" *                                                 2,760
       310     Berkshire Hathaway, Inc. "B" *                                                   767
                                                                                           --------
                                                                                              3,527
                                                                                           --------
               SEMICONDUCTOR EQUIPMENT (0.6%)
    76,000     Applied Materials, Inc. *                                                      1,686
                                                                                           --------
               SEMICONDUCTORS (2.0%)
    91,000     Intel Corp.                                                                    2,514
    15,000     Intersil Corp. "A" *                                                             360

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (Continued)

USAA WORLD GROWTH FUND
May 31, 2002

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES       SECURITY                                                                     (000)
---------------------------------------------------------------------------------------------------
    35,000       Linear Technology Corp.                                                   $  1,304
    51,000       Texas Instruments, Inc.                                                      1,462
                                                                                           --------
                                                                                              5,640
                                                                                           --------
                 SOFT DRINKS (0.5%)
    23,000       Coca-Cola Co.                                                                1,278
                                                                                           --------
                 SPECIALTY STORES (0.8%)
    58,000       Tiffany & Co.                                                                2,175
                                                                                           --------
                 SYSTEMS SOFTWARE (1.6%)
    80,000       Microsoft Corp. *                                                            4,073
    15,000       VERITAS Software Corp. *                                                       340
                                                                                           --------
                                                                                              4,413
                                                                                           --------
                 TELECOMMUNICATION EQUIPMENT (0.9%)
    67,000       JDS Uniphase Corp. *                                                           235
    76,000       QUALCOMM, Inc. *                                                             2,405
                                                                                           --------
                                                                                              2,640
                                                                                           --------
                 WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    46,000       Sprint Corp. - PCS Group *                                                     480
                                                                                           --------
                 Total U.S.stocks (cost: $93,478)                                            97,002
                                                                                           --------

 PRINCIPAL                                                                                   MARKET
    AMOUNT                                                                                    VALUE
     (000)     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENT(0.8%)

    $2,178     General Electric Capital Corp. Commercial Paper, 1.82%,
                6/03/2002  (cost: $2,178)                                                     2,178
                                                                                           --------
               TOTAL INVESTMENTS (COST: $241,924)                                          $274,742
                                                                                           ========

24

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (Continued)

USAA WORLD GROWTH FUND
May 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Pharmaceuticals                                            10.2%
Banks                                                       9.0
Integrated Oil & Gas                                        5.5
Diversified Financial Services                              5.2
Integrated Telecommunication Services                       3.6
Railroads                                                   3.0
Specialty Chemicals                                         3.0
Semiconductors                                              2.7
Broadcasting & Cable TV                                     2.6
Telecommunication Equipment                                 2.4
Industrial Machinery                                        2.0
Tobacco                                                     2.0
Consumer Electronics                                        1.9
Household Products                                          1.9
Computer Hardware                                           1.7
General Merchandise Stores                                  1.7
Life & Health Insurance                                     1.6
Multi-Line Insurance                                        1.6
Systems Software                                            1.6
Industrial Conglomerates                                    1.4
Soft Drinks                                                 1.4
Data Processing Services                                    1.3
Property & Casualty Insurance                               1.3
Wireless Telecommunication Services                         1.3
Advertising                                                 1.2
Auto Parts & Equipment                                      1.2
Diversified Metals & Mining                                 1.2
Oil & Gas Equipment & Services                              1.2
Oil & Gas Exploration &  Production                         1.1
Apparel, Accessories & Luxury Goods                         1.0
Automobile Manufacturers                                    1.0
Hotels, Resorts & Cruise Lines                              1.0
Multi-Utilities & Unregulated Power                         1.0
Specialty Stores                                            1.0
Other                                                      18.7
                                                           ----
Total                                                      99.5%
                                                           ====

N O T E S
=========---------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA WORLD GROWTH FUND
May 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

         ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Represents less than 0.1% of net assets.

          * Non-income-producing security.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA WORLD GROWTH FUND
May 31, 2002

ASSETS

  Investments in securities, at market value* (identified cost of $241,924)     $274,742
  Cash                                                                                42
  Cash denominated in foreign currencies (identified cost of $786)                   803
  Collateral for securities loaned, at market value                               11,620
  Receivables:
     Capital shares sold                                                             180
     Dividends and interest                                                        1,035
     Securities sold                                                               1,010
     Other                                                                            16
  Unrealized appreciation on foreign currency contracts held, at value                 1
                                                                                --------
       Total assets                                                              289,449
                                                                                --------
LIABILITIES

  Payable upon return of securities loaned                                        11,620
  Securities purchased                                                             1,385
  Unrealized depreciation on foreign currency contracts held, at value                 6
  Capital shares redeemed                                                             97
  USAA Investment Management Company                                                 177
  USAA Transfer Agency Company                                                        63
  Accounts payable and accrued expenses                                               82
                                                                                --------
       Total liabilities                                                          13,430
                                                                                --------
          Net assets applicable to capital shares outstanding                   $276,019
                                                                                ========
REPRESENTED BY:

  Paid-in capital                                                               $254,117
  Accumulated undistributed net investment income                                    885
  Accumulated net realized loss on investments                                   (11,830)
  Net unrealized appreciation of investments                                      32,818
  Net unrealized appreciation on foreign currency translations                        29
                                                                                --------
          Net assets applicable to capital shares outstanding                   $276,019
                                                                                ========
  Capital shares outstanding, unlimited number of shares authorized,
    no par value                                                                  19,142
                                                                                ========
  Net asset value, redemption price, and offering price per share               $  14.42
                                                                                ========
  *Including securities on loan of:                                             $ 10,919
                                                                                ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA WORLD GROWTH FUND

Year ended May 31, 2002

NET INVESTMENT INCOME

  Income:
     Dividends (net of foreign taxes withheld of $523)                          $  4,334
     Interest                                                                        189
     Fees from securities loaned                                                      38
                                                                                --------
        Total income                                                               4,561
                                                                                --------
  Expenses:
     Management fees                                                               2,131
     Administrative and servicing fees                                               349
     Transfer agent's fees                                                           812
     Custodian's fees                                                                263
     Postage                                                                         147
     Shareholder reporting fees                                                      139
     Trustees' fees                                                                    5
     Registration fees                                                                29
     Professional fees                                                                63
     Other                                                                            31
                                                                                --------
        Total expenses                                                             3,969
     Expenses paid indirectly                                                         (2)
                                                                                --------
        Net expenses                                                               3,967
                                                                                --------
          Net investment income                                                      594
                                                                                --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

  Net realized gain (loss) on:
     Investments                                                                     477
     Foreign currency transactions                                                  (152)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                                 (29,219)
     Foreign currency translations                                                   112
                                                                                --------
          Net realized and unrealized loss                                       (28,782)
                                                                                --------
Decrease in net assets resulting from operations                                $(28,188)
                                                                                ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA WORLD GROWTH FUND
Years ended May 31,

FROM OPERATIONS                                                            2002               2001
                                                                    ------------------------------
   Net investment income                                            $       594        $     1,527
   Net realized gain (loss) on investments                                  477            (11,034)
   Net realized loss on foreign currency transactions                      (152)              (251)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       (29,219)           (66,292)
      Foreign currency translations                                         112                (43)
                                                                    ------------------------------
         Decrease in net assets resulting from operations               (28,188)           (76,093)
                                                                    ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                 (1,401)            (1,423)
                                                                    ------------------------------
   Net realized gains                                                      (188)           (20,253)
                                                                    ------------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                             40,463            112,667
   Reinvested dividends                                                   1,554             21,015
   Cost of shares redeemed                                              (56,490)          (130,114)
                                                                    ------------------------------
      Increase (decrease) in net assets from capital
         share transactions                                             (14,473)             3,568
                                                                    ------------------------------
Net decrease in net assets                                              (44,250)           (94,201)

NET ASSETS

   Beginning of period                                                  320,269            414,470
                                                                    ------------------------------
   End of period                                                    $   276,019        $   320,269
                                                                    ==============================
Accumulated undistributed net investment income:
   End of period                                                    $       885        $     1,229
                                                                    ==============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                            2,806              6,077
   Shares issued for dividends reinvested                                   110              1,008
   Shares redeemed                                                       (3,920)            (7,048)
                                                                    ------------------------------
      Increase (decrease) in shares outstanding                          (1,004)                37
                                                                    ==============================

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA WORLD GROWTH FUND
May 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA World Growth Fund (the Fund). The Fund's investment objective is capital appreciation.

            A. SECURITY VALUATION - The value of each security is determined
               (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

               4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Trust's Board of Trustees.

30

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA WORLD GROWTH FUND
May 31, 2002

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to decrease paid-in capital by $74,000, increase accumulated undistributed net investment income by $463,000, and increase accumulated net realized loss on investments by $389,000.

               Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and unrealized gains on investments in passive foreign investment companies; and the tax deferral of losses on "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               The tax character of distributions paid during the years ended May 31, 2002 and 2001, was as follows:

                                                  2002                2001
               -----------------------------------------------------------------
               Ordinary income                 $1,401,000        $  3,931,000
               Long-term capital gains            188,000          17,746,000

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA WORLD GROWTH FUND
May 31, 2002

               As of May 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows:

               Undistributed ordinary income                     $    960,000
               Accumulated net realized loss on investments       (10,335,000)
               Unrealized appreciation                             31,352,000

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold
               (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

            D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Because the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

               2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

               Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

32

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA WORLD GROWTH FUND
May 31, 2002

               Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

            E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended May 31, 2002, custodian fee offset arrangements reduced expenses by $2,000.

            F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million:
         $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs,

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA WORLD GROWTH FUND
May 31, 2002

         including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended May 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $10,335,000, which, if not offset by subsequent capital gains, will expire between 2010 and 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2002, were $142,138,000 and $156,594,000, respectively.

34

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA WORLD GROWTH FUND
May 31, 2002

         The cost of securities at May 31, 2002, for federal income tax purposes, was $243,419,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2002, for federal income tax purposes, were $64,623,000 and $33,300,000, respectively.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At May 31, 2002, the terms of open foreign currency contracts were as follows (in thousands):

         FOREIGN CURRENCY CONTRACTS TO BUY:

-----------------------------------------------------------------------------------------------------
                                 U.S. DOLLAR
EXCHANGE      CONTRACTS TO       VALUE AS OF        IN EXCHANGE         UNREALIZED      UNREALIZED
  DATE          RECEIVE            5/31/02         FOR U.S. DOLLAR     APPRECIATION     DEPRECIATION
-----------------------------------------------------------------------------------------------------
 6/04/02         161                $  64              $  64               $  -             $ -
            Brazilian Real
 6/04/02        11,240                 90                 91                  -              (1)
             Japanese Yen
 6/05/02          51                   34                 34                  -               -
            Canadian Dollar
-----------------------------------------------------------------------------------------------------
                                    $ 188              $ 189               $  -             $(1)
-----------------------------------------------------------------------------------------------------

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA WORLD GROWTH FUND
May 31, 2002

         FOREIGN CURRENCY CONTRACTS TO SELL:

-------------------------------------------------------------------------------------------------------
                                 U.S. DOLLAR
EXCHANGE      CONTRACTS TO        VALUE AS OF        IN EXCHANGE         UNREALIZED       UNREALIZED
  DATE          DELIVER             5/31/02         FOR U.S. DOLLAR     APPRECIATION     DEPRECIATION
-------------------------------------------------------------------------------------------------------
6/04/02          9,057               $  73               $  74              $ 1              $  -
              Japanese Yen
6/05/02          3,372                  27                  27                -                 -
              Japanese Yen
6/05/02           77                    50                  50                -                 -
             Canadian Dollar
6/06/02           78                   114                 114                -                 -
              Pound Sterling
6/07/02          3,087                 316                 311                -                (5)
            South African Rand
-------------------------------------------------------------------------------------------------------
                                     $ 580               $ 576              $ 1              $ (5)
-------------------------------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of May 31, 2002, the Fund loaned securities having a fair value of approximately $10,919,000 and held collateral of $11,620,000 for the loans.

36

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          to FINANCIAL Statements
          (continued)

USAA WORLD GROWTH FUND
May 31, 2002

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Funds Index, which tracks the total return performance of the top 30 largest funds in the Lipper Global Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA WORLD GROWTH FUND
May 31, 2002

               (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------
+/-1.00% to 4.00%                +/-0.04%
+/-4.01% to 7.00%                +/-0.05%
+/-7.01% and greater             +/-0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
               d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $26.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manger. None of the affiliated trustees or Fund officers received any compensation from the Fund.

38

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA WORLD GROWTH FUND
May 31, 2002

(9) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         Effective for the fiscal year ending May 31, 2003, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditor and voted to appoint Ernst & Young LLP. KPMG has served as the Fund's independent auditor since the Fund's inception on October 1, 1992. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. During the periods that KPMG served as the Fund's independent auditor, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

(10) SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

         On June 26, 2002, the Trust's Board of Trustees (the Board) approved proposals by the Manager to restructure the manner in which the Fund's assets are managed by having one or more subadvisers directly manage the Fund's investments, subject to oversight by the Manager and the Board. The Board terminated the existing investment advisory agreement between the Fund and the Manager (Former Agreement) and approved both a new interim investment advisory agreement with the Manager (Interim Agreement) and an interim investment subadvisory agreement (Interim Subadvisory Agreement) between the Manager and MFS Investment Management (MFS). These interim agreements took effect on June 28, 2002.

         Under the Interim Agreement, the Manager serves as manager and investment adviser for the Fund and provides portfolio management oversight of the Fund's assets managed by MFS, rather than directly managing the Fund's assets. The Fund pays the Manager the same

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA WORLD GROWTH FUND
May 31, 2002

         management fee under the Interim Agreement that it paid under the Former Agreement. Under the Interim Subadvisory Agreement, MFS directs the investment and reinvestment of the Fund's assets (as allocated by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee.

         The Interim Agreement and the Interim Subadvisory Agreement typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders to approve a new investment advisory agreement (Proposed Agreement) between the Fund and the Manager and an investment subadvisory agreement (Subadvisory Agreement) between the Manager and MFS. The Proposed Agreement and Subadvisory Agreement will be submitted to shareholders of the Fund at a meeting that is expected to be held in the fall of 2002.

40

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA WORLD GROWTH FUND
May 31, 2002

(11) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED MAY 31,
                                           ----------------------------------------------------------------------------
                                               2002              2001             2000             1999            1998
                                           ----------------------------------------------------------------------------
Net asset value at
   beginning of period                     $  15.90          $  20.61         $  18.11         $  18.36        $  16.84
                                           ----------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                        .03               .07              .05              .10             .11
   Net realized and
      unrealized gain (loss)                  (1.43)            (3.70)            3.94              .27            2.51
                                           ----------------------------------------------------------------------------
Total from investment operations              (1.40)            (3.63)            3.99              .37            2.62
                                           ----------------------------------------------------------------------------
Less distributions:
   From net investment income                  (.07)             (.07)            (.06)            (.10)           (.08)
   From capital gains                          (.01)            (1.01)           (1.43)            (.52)          (1.02)
                                           ----------------------------------------------------------------------------
Total distributions                            (.08)            (1.08)           (1.49)            (.62)          (1.10)
                                           ----------------------------------------------------------------------------
Net asset value at end of period           $  14.42          $  15.90         $  20.61         $  18.11        $  18.36
                                           ============================================================================
Total return (%)*                             (8.79)           (18.83)           22.59             2.06           16.29
Net assets at end of period (000)          $276,019          $320,269         $414,470         $326,702        $356,880
Ratio of expenses to
   average net assets (%)                      1.40(a)           1.14(a)          1.12             1.16            1.13
Ratio of net investment income to
   average net assets (%)                       .21               .41              .39              .55             .64
Portfolio turnover (%)                        51.18             38.30            39.20            51.19           45.04

  * Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement.

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors and six officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company
                 (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
                 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

42

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED DIRECTORS(1)

                 ROBERT G. DAVIS (2)
                 Director and Chairman of the Board of Directors
                 Date of Birth: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds.
                 Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA IMCO, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS (2)
                 Director, President, and Vice Chairman of the Board of
                   Directors
                 Date of Birth: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN (3, 4, 5, 6)
                 Director
                 Date of Birth: June 1945

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D. (3, 4, 5, 6)
                 Director
                 Date of Birth: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR (3, 4, 5, 6)
                 Director
                 Date of Birth: August 1945

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

44

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 LAURA T. STARKS, PH.D. (3, 4, 5, 6)
                 Director
                 Date of Birth: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER (2, 3, 4, 5, 6)
                 Director
                 Date of Birth: July 1943

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr.Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Date of Birth: November 1950

                 Vice President, Fixed Income Investments, IMCO (12/99-present); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 STUART WESTER
                 Vice President
                 Date of Birth: June 1947

                 Vice President, Equity Investments, IMCO(1/99-present);Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 MICHAEL D. WAGNER
                 Secretary
                 Date of Birth: July 1948

                 Senior Vice President, USAA CAPCO General Counsel (01/99-present);Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

                 MARK S. HOWARD
                 Assistant Secretary
                 Date of Birth: October 1963

                 Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO

46

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 DAVID M. HOLMES
                 Treasurer
                 Date of Birth: June 1960

                 Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Date of Birth: November 1960

                 Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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48

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                                                                              49

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

                   TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

             ADMINISTRATOR,     USAA Investment Management Company
        INVESTMENT ADVISER,     9800 Fredericksburg Road
               UNDERWRITER,     San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT     USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                  CUSTODIAN     State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

       INDEPENDENT AUDITORS     KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                  TELEPHONE     Call toll free - Central Time
           ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT     For account servicing, exchanges,
               MUTUAL FUNDS     or redemptions
                                1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL     24-hour service (from any phone)
          FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND     (from touch-tone phones only)
          USAA TOUCHLINE(R)     For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                         Paper

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